UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Multisector Income Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Multisector Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Multisector Income Fund

April 30, 2019

Performance1,2

Portfolio Managers Kathleen C. Gaffney, CFA and Henry Peabody, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/31/2013	01/31/2013	4.12%	0.90%	2.16%	3.98%
Class A with 4.75% Maximum Sales Charge	—	—	–0.80	–3.88	1.17	3.17
Class C at NAV	08/20/2013	01/31/2013	3.74	0.14	1.41	3.28
Class C with 1% Maximum Sales Charge	—	—	2.74	–0.83	1.41	3.28
Class I at NAV	01/31/2013	01/31/2013	4.25	1.16	2.42	4.23
Class R at NAV	11/12/2014	01/31/2013	4.00	0.67	1.92	3.78
Class R6 at NAV	11/12/2014	01/31/2013	4.28	1.23	2.50	4.30
Bloomberg Barclays U.S. Government/Credit Bond Index	—	—	5.74%	5.43%	2.63%	2.29%
ICE BofAML U.S. High Yield Index	—	—	5.55	6.71	4.84	5.44
Blended Index	—	—	5.71	5.92	3.44	3.42

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		0.95%	1.70%	0.70%	1.20%	0.64%

Fund Profile

Credit Quality (% total investments, excluding common stocks and short-term investments)4

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multisector Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Government/Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with a maturity of one year or more. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% Bloomberg Barclays U.S. Government/Credit Bond Index and 35% ICE BofAML U.S. High Yield Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[5]	Other represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 24, 2019, the following persons will co-manage the Fund: Justin H. Bourgette, John Redding and Kelley G. Baccei, each a Vice President of Eaton Vance Management.

3

Eaton Vance

Multisector Income Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,041.20	$5.11	1.01%
Class C	$1,000.00	$1,037.40	$8.89	1.76%
Class I	$1,000.00	$1,042.50	$3.85	0.76%
Class R	$1,000.00	$1,040.00	$6.37	1.26%
Class R6	$1,000.00	$1,042.80	$3.55	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.06	1.01%
Class C	$1,000.00	$1,016.10	$8.80	1.76%
Class I	$1,000.00	$1,021.00	$3.81	0.76%
Class R	$1,000.00	$1,018.50	$6.31	1.26%
Class R6	$1,000.00	$1,021.30	$3.51	0.70%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018.

4

Eaton Vance

Multisector Income Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 22.8%
Security		Principal Amount* (000’s omitted)	Value

Auto Manufacturers — 2.7%

Ford Motor Credit Co., LLC, 3.588%, 6/2/20	AUD	14,380	$10,205,680

			$10,205,680

Banks — 2.1%

Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$7,673,921

			$7,673,921

Diversified Financial Services — 2.3%

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		5,275	$4,917,168

Synchrony Financial, 3.95%, 12/1/27		3,840	3,680,548

			$8,597,716

Electric — 0.3%

Edison International, 2.40%, 9/15/22		1,339	$1,273,674

			$1,273,674

Electronics — 0.7%

Ingram Micro, Inc., 5.45%, 12/15/24		2,540	$2,530,916

			$2,530,916

Home Builders — 1.6%

MDC Holdings, Inc., 6.00%, 1/15/43		6,879	$6,087,915

			$6,087,915

Internet — 0.6%

Symantec Corp., 5.00%, 4/15/25(1)		2,265	$2,311,505

			$2,311,505

Oil & Gas — 0.8%

Rowan Cos., Inc., 5.40%, 12/1/42		4,404	$2,796,540

			$2,796,540

Oil & Gas Services — 2.2%

Oceaneering International, Inc., 4.65%, 11/15/24		1,080	$1,031,076

Oceaneering International, Inc., 6.00%, 2/1/28		7,365	7,245,319

			$8,276,395

Security		Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 1.5%

CBL & Associates, L.P., 4.60%, 10/15/24		6,080	$4,043,200

CBL & Associates, L.P., 5.95%, 12/15/26		1,970	1,393,775

			$5,436,975

Retail — 6.1%

JC Penney Corp., Inc., 8.625%, 3/15/25(1)		1,915	$1,187,300

Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		12,270	9,388,037

Nordstrom, Inc., 5.00%, 1/15/44		7,605	6,890,751

Signet UK Finance PLC, 4.70%, 6/15/24		6,014	5,442,670

			$22,908,758

Telecommunications — 0.5%

CommScope Technologies, LLC, 5.00%, 3/15/27(1)		2,110	$1,975,488

			$1,975,488

Toys, Games & Hobbies — 1.4%

Mattel, Inc., 3.15%, 3/15/23		3,785	$3,505,856

Mattel, Inc., 5.45%, 11/1/41		910	691,600

Mattel, Inc., 6.20%, 10/1/40		1,180	955,800

			$5,153,256

Total Corporate Bonds & Notes (identified cost $90,096,688)			$85,228,739

Foreign Corporate Bonds — 19.1%
Security		Principal Amount* (000’s omitted)	Value

Airlines — 1.5%

Azul Investments LLP, 5.875%, 10/26/24(1)		5,880	$5,624,279

			$5,624,279

Banks — 4.3%

Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(2)	AUD	3,640	$2,577,235

Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(3)		4,375	4,302,812

BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(3)		4,470	4,252,088

UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(3)		3,160	2,956,853

Yapi ve Kredi Bankasi AS, 13.875% to 1/15/24(1)(3)(4)		1,920	1,902,240

			$15,991,228

5	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Chemicals — 0.6%

Cydsa SAB de CV, 6.25%, 10/4/27(1)	2,400	$2,367,024

		$2,367,024

Diversified Financial Services — 2.2%

Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)	3,578	$3,637,753

Credito Real SAB de CV, 9.50%, 2/7/26(1)	3,730	4,034,927

Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)	495	470,869

Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)	270	245,025

		$8,388,574

Electric — 1.5%

Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	5,411	$5,471,874

		$5,471,874

Holding Company – Diversified — 0.5%

Grupo KUO SAB de CV, 5.75%, 7/7/27(1)	1,980	$1,908,245

		$1,908,245

Mining — 2.1%

First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	3,500	$3,272,500

Yamana Gold, Inc., 4.625%, 12/15/27	4,540	4,487,770

		$7,760,270

Oil & Gas — 3.7%

Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	4,900	$4,722,375

Petrobras Global Finance B.V., 5.625%, 5/20/43	3,745	3,412,631

Petroleos Mexicanos, 6.75%, 9/21/47	4,360	4,026,460

YPF SA, 7.00%, 12/15/47(1)	2,105	1,639,269

		$13,800,735

Pharmaceuticals — 1.4%

Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26	3,640	$3,056,372

Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46	3,125	2,223,977

		$5,280,349

Security		Principal Amount* (000’s omitted)	Value

Transportation — 1.3%

JSL Europe SA, 7.75%, 7/26/24(1)		4,725	$4,738,041

			$4,738,041

Total Foreign Corporate Bonds (identified cost $70,778,502)			$71,330,619

Foreign Government Bonds — 26.2%
Security		Principal Amount* (000’s omitted)	Value

Argentina — 0.9%

Republic of Argentina, 6.875%, 1/11/48		2,785	$1,856,927

Republic of Argentina, 7.50%, 4/22/26		2,225	1,678,484

			$3,535,411

Australia — 2.5%

Queensland Treasury Corp., 5.50%, 6/21/21(2)	AUD	12,360	$9,440,613

			$9,440,613

Brazil — 3.0%

Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	41,260	$11,188,320

			$11,188,320

Canada — 6.1%

Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	17,620	$13,029,488

Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	3,480	2,711,007

Canadian Government Bond, 0.75%, 3/1/21	CAD	9,640	7,090,081

			$22,830,576

Malaysia — 2.0%

Malaysia Government Bond, 3.441%, 2/15/21	MYR	30,305	$7,335,635

			$7,335,635

Mexico — 3.4%

Mexican Bonos, 7.75%, 5/29/31	MXN	249,510	$12,668,347

			$12,668,347

Supranational — 7.8%

European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	27,720,000	$1,981,348

European Investment Bank, 7.20%, 7/9/19(1)	IDR	62,670,000	4,392,177

6	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Supranational (continued)

European Investment Bank, 7.20%, 7/9/19(1)	IDR	64,010,000	$4,486,090

International Bank for Reconstruction & Development, 3.375%, 1/25/22	NZD	6,075	4,210,477

International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	6,580	4,515,613

International Finance Corp., 6.30%, 11/25/24	INR	482,420	6,653,985

International Finance Corp., 7.45%, 11/8/21	INR	207,310	3,002,808

			$29,242,498

Uruguay — 0.5%

Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	71,170	$1,757,970

			$1,757,970

Total Foreign Government Bonds (identified cost $103,028,286)			$97,999,370

Convertible Bonds — 2.4%
Security		Principal Amount (000’s omitted)	Value

Oil & Gas — 2.4%

Ascent Resources-Utica, LLC/ARU Finance Corp., 6.50%, 3/1/21(1)(5)		$2,046	$2,689,156

Nabors Industries, Inc., 0.75%, 1/15/24		8,715	6,316,174

Total Convertible Bonds (identified cost $9,127,756)			$9,005,330

Commercial Mortgage-Backed Securities — 5.2%
Security		Principal Amount (000’s omitted)	Value

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class D, 4.581%, 12/10/54(1)(6)		$2,000	$1,849,972

JPMBB Commercial Mortgage Securities Trust

Series 2015-C29, Class D, 3.808%, 5/15/48(6)		2,500	2,063,155

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2016-C32, Class D, 3.396%, 12/15/49(1)(6)		3,685	3,076,386

Wells Fargo Commercial Mortgage Trust

Series 2015-C26, Class D, 3.586%, 2/15/48(1)		3,386	3,076,937

Series 2015-C31, Class D, 3.852%, 11/15/48		3,900	3,439,853

Series 2016-C35, Class D, 3.142%, 7/15/48(1)		3,400	2,752,209

Security	Principal Amount (000’s omitted)	Value

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(1)	$4,025	$3,170,131

Total Commercial Mortgage-Backed Securities (identified cost $17,097,273)		$19,428,643

Senior Floating-Rate Loans — 0.0%(7)(8)
Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(8)

Education Management, LLC, Term Loan, 0.00%, Maturing 7/2/20(9)(10)	$355	$66,999

Education Management, LLC, Term Loan, 0.00%, Maturing 7/2/20(9)(10)	284	0

Total Senior Floating-Rate Loans (identified cost $473,933)		$66,999

Common Stocks — 3.8%
Security	Shares	Value

Home Builders — 0.6%

Lennar Corp., Class A	46,264	$2,407,116

		$2,407,116

Media — 0.6%

Walt Disney Co. (The)	17,385	$2,381,223

		$2,381,223

Mining — 0.5%

Newmont Goldcorp Corp.	63,100	$1,959,886

		$1,959,886

Oil & Gas — 0.8%

Drilling Co. of 1972 A/S (The)(11)	1,540	$118,225

Frontera Energy Corp.	76,960	679,888

Royal Dutch Shell PLC, Class B, ADR	30,816	1,999,650

Sable Permian Resources, LLC(10)(11)(12)	11,719,991	234,400

		$3,032,163

Pharmaceuticals — 0.7%

Teva Pharmaceutical Industries, Ltd. ADR(11)	171,616	$2,611,995

		$2,611,995

7	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors — 0.3%

Intel Corp.	18,263	$932,144

		$932,144

Transportation — 0.3%

A.P. Moller - Maersk A/S, Class B	770	$992,602

		$992,602

Total Common Stocks (identified cost $28,125,545)		$14,317,129

Convertible Preferred Stocks — 0.8%
Security	Shares	Value

Oil & Gas — 0.8%

Chesapeake Energy Corp., 5.75%	5,100	$2,869,359

Total Convertible Preferred Stocks (identified cost $4,509,600)		$2,869,359

Preferred Stocks — 0.5%
Security	Shares	Value

Pipelines — 0.3%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	56	$1,162,032

		$1,162,032

Real Estate Investment Trusts (REITs) — 0.2%

CBL & Associates Properties, Inc., Series D, 7.375%	15,875	$123,666

CBL & Associates Properties, Inc., Series E, 6.625%	77,672	574,773

		$698,439

Total Preferred Stocks (identified cost $2,726,258)		$1,860,471

Warrants — 0.0%
Security	Shares	Value

Oil & Gas — 0.0%

Sable Permian Resources, LLC, Exp. 5/2/22(10)(11)(12)	1,938,645	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 16.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(13)	60,351,693	$60,351,693

Total Short-Term Investments (identified cost $60,350,277)		$60,351,693

Total Investments — 96.9% (identified cost $386,314,118)		$362,458,352

Other Assets, Less Liabilities — 3.1%		$11,560,555

Net Assets — 100.0%		$374,018,907

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $100,011,990 or 26.7% of the Fund’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $12,017,848 or 3.2% of the Fund’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2019.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	Amount is less than 0.05%.

(9)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

8	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan or bond and may be subject to restrictions on resale.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Country Concentration of Portfolio (based on country of risk)
Country	Percentage of Net Assets	Value

United States	49.9%	$186,726,003

Mexico	9.1	34,275,797

Brazil	8.8	33,088,794

Supranational	7.8	29,242,498

Canada	7.4	27,552,951

Australia	3.2	12,017,848

Israel	2.1	7,892,344

Malaysia	2.0	7,335,635

Trinidad and Tobago	1.5	5,471,874

Argentina	1.4	5,174,680

Zambia	0.9	3,272,500

Italy	0.8	2,956,853

Netherlands	0.5	1,999,650

Turkey	0.5	1,902,240

Uruguay	0.5	1,757,970

Denmark	0.3	1,110,827

Colombia	0.2	679,888

Total Investments	96.9%	$362,458,352

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

United States Dollar	65.9%	$246,426,730

Canadian Dollar	6.1	22,830,576

Australian Dollar	5.9	22,223,528

New Zealand Dollar	4.4	16,400,011

Mexican Peso	3.4	12,668,347

Brazilian Real	3.0	11,188,320

Indonesian Rupiah	2.9	10,859,615

Indian Rupee	2.6	9,656,793

Malaysian Ringgit	2.0	7,335,635

Other currency, less than 1% each	0.7	2,868,797

Total Investments	96.9%	$362,458,352

Abbreviations:

ADR	–	American Depositary Receipt

Currency Abbreviations:

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

UYU	–	Uruguayan Peso

9	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $325,963,841)	$302,106,659

Affiliated investment, at value (identified cost, $60,350,277)	60,351,693

Foreign currency, at value (identified cost, $12,924)	12,709

Dividends receivable	130,691

Interest receivable	4,712,242

Dividends receivable from affiliated investment	109,399

Receivable for investments sold	6,769,660

Receivable for Fund shares sold	773,386

Tax reclaims receivable	183,130

Receivable from affiliate	52,064

Total assets	$375,201,633

Liabilities

Payable for Fund shares redeemed	$786,716

Payable to affiliates:

Investment adviser and administration fee	170,505

Distribution and service fees	64,635

Trustees’ fees	1,786

Accrued foreign capital gains taxes	248

Accrued expenses	158,836

Total liabilities	$1,182,726

Net Assets	$374,018,907

Sources of Net Assets

Paid-in capital	$598,229,704

Accumulated loss	(224,210,797)

Total	$374,018,907

Class A Shares

Net Assets	$52,774,881

Shares Outstanding	5,132,581

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.28

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.79

Class C Shares

Net Assets	$63,697,654

Shares Outstanding	6,210,025

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.26

Class I Shares

Net Assets	$233,542,820

Shares Outstanding	22,712,952

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.28

Class R Shares

Net Assets	$1,688,304

Shares Outstanding	164,426

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.27

Class R6 Shares

Net Assets	$22,315,248

Shares Outstanding	2,169,046

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.29

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income (net of foreign taxes, $4,051)	$8,796,178

Dividends (net of foreign taxes, $6,834)	888,277

Dividends from affiliated investment	439,137

Total investment income	$10,123,592

Expenses

Investment adviser and administration fee	$1,040,999

Distribution and service fees

Class A	64,838

Class C	330,970

Class R	3,586

Trustees’ fees and expenses	10,856

Custodian fee	77,529

Transfer and dividend disbursing agent fees	129,376

Legal and accounting services	95,863

Printing and postage	30,681

Registration fees	35,697

Miscellaneous	16,771

Total expenses	$1,837,166

Net investment income	$8,286,426

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(14,541,505)

Investment transactions — affiliated investment	(367)

Foreign currency transactions	104,718

Net realized loss	$(14,437,154)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $248)	$21,147,335

Investments — affiliated investment	4,747

Foreign currency	81,023

Net change in unrealized appreciation (depreciation)	$21,233,105

Net realized and unrealized gain	$6,795,951

Net increase in net assets from operations	$15,082,377

11	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$8,286,426	$17,915,344

Net realized loss	(14,437,154)	(17,410,120)

Net change in unrealized appreciation (depreciation)	21,233,105	(10,069,633)

Net increase (decrease) in net assets from operations	$15,082,377	$(9,564,409)

Distributions to shareholders —

Class A	$(1,138,218)	$(2,269,978)

Class C	(1,185,541)	(2,443,190)

Class I	(5,428,446)	(11,237,811)

Class R	(30,584)	(35,839)

Class R6	(495,842)	(780,030)

Total distributions to shareholders	$(8,278,631)	$(16,766,848)

Tax return of capital to shareholders —

Class A	$—	$(312,357)

Class C	—	(334,947)

Class I	—	(1,558,726)

Class R	—	(5,072)

Class R6	—	(110,595)

Total tax return of capital to shareholders	$—	$(2,321,697)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,355,343	$9,102,311

Class C	2,876,896	4,324,970

Class I	25,958,639	76,127,603

Class R	730,270	489,853

Class R6	3,184,038	14,768,328

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	847,944	1,979,734

Class C	1,004,910	2,365,219

Class I	4,744,406	11,344,177

Class R	30,584	40,911

Class R6	495,842	789,524

Cost of shares redeemed

Class A	(8,409,716)	(24,878,255)

Class C	(9,740,168)	(24,011,658)

Class I	(57,072,089)	(130,472,072)

Class R	(228,179)	(308,855)

Class R6	(2,075,064)	(2,669,727)

Net asset value of shares converted

Class A	1,655,221	—

Class C	(1,655,221)	—

Net decrease in net assets from Fund share transactions	$(32,296,344)	$(61,007,937)

Net decrease in net assets	$(25,492,598)	$(89,660,891)

Net Assets

At beginning of period	$399,511,505	$489,172,396

At end of period	$374,018,907	$399,511,505

12	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$10.090		$10.790		$9.960		$9.350		$11.030		$10.510

Income (Loss) From Operations

Net investment income(1)	$0.219		$0.414		$0.459		$0.443		$0.432		$0.330

Net realized and unrealized gain (loss)	0.192		(0.670)		0.717		0.438	(2)	(1.776)		0.557

Total income (loss) from operations	$0.411		$(0.256)		$1.176		$0.881		$(1.344)		$0.887

Less Distributions

From net investment income	$(0.221)		$(0.390)		$(0.346)		$(0.139)		$(0.309)		$(0.338)

From net realized gain	—		—		—		—		(0.022)		(0.029)

Tax return of capital	—		(0.054)		—		(0.132)		(0.005)		—

Total distributions	$(0.221)		$(0.444)		$(0.346)		$(0.271)		$(0.336)		$(0.367)

Net asset value — End of period	$10.280		$10.090		$10.790		$9.960		$9.350		$11.030

Total Return(3)	4.12	%(4)	(2.50)%		11.91%		9.76%		(12.43)%		8.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,775		$52,304		$69,945		$148,722		$280,596		$449,901

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.01	%(7)	0.96	%(5)	0.97	%(5)	0.97	%(5)	0.95	%(5)	0.94	%(5)

Net investment income	4.34	%(7)	3.88	%(5)	4.37	%(5)	4.87	%(5)	4.14	%(5)	2.98	%(5)

Portfolio Turnover of the Portfolio	—		33	%(8)	44	%(8)	74	%(8)	45	%(8)	46	%(8)

Portfolio Turnover of the Fund	13	%(4)	7	%(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$10.070		$10.760		$9.930		$9.330		$11.000		$10.500

Income (Loss) From Operations

Net investment income(1)	$0.180		$0.333		$0.366		$0.370		$0.356		$0.245

Net realized and unrealized gain (loss)	0.193		(0.660)		0.730		0.432	(2)	(1.767)		0.556

Total income (loss) from operations	$0.373		$(0.327)		$1.096		$0.802		$(1.411)		$0.801

Less Distributions

From net investment income	$(0.183)		$(0.318)		$(0.266)		$(0.108)		$(0.233)		$(0.272)

From net realized gain	—		—		—		—		(0.022)		(0.029)

Tax return of capital	—		(0.045)		—		(0.094)		(0.004)		—

Total distributions	$(0.183)		$(0.363)		$(0.266)		$(0.202)		$(0.259)		$(0.301)

Net asset value — End of period	$10.260		$10.070		$10.760		$9.930		$9.330		$11.000

Total Return(3)	3.74	%(4)	(3.15)%		11.10%		8.84%		(13.03)%		7.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$63,698		$69,963		$92,298		$124,153		$186,668		$226,907

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.76	%(7)	1.71	%(5)	1.72	%(5)	1.72	%(5)	1.70	%(5)	1.69	%(5)

Net investment income	3.59	%(7)	3.13	%(5)	3.48	%(5)	4.08	%(5)	3.44	%(5)	2.21	%(5)

Portfolio Turnover of the Portfolio	—		33	%(8)	44	%(8)	74	%(8)	45	%(8)	46	%(8)

Portfolio Turnover of the Fund	13	%(4)	7	%(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$10.090		$10.790		$9.960		$9.350		$11.030		$10.510

Income (Loss) From Operations

Net investment income(1)	$0.231		$0.441		$0.467		$0.465		$0.456		$0.357

Net realized and unrealized gain (loss)	0.192		(0.670)		0.737		0.440	(2)	(1.774)		0.554

Total income (loss) from operations	$0.423		$(0.229)		$1.204		$0.905		$(1.318)		$0.911

Less Distributions

From net investment income	$(0.233)		$(0.413)		$(0.374)		$(0.151)		$(0.335)		$(0.362)

From net realized gain	—		—		—		—		(0.022)		(0.029)

Tax return of capital	—		(0.058)		—		(0.144)		(0.005)		—

Total distributions	$(0.233)		$(0.471)		$(0.374)		$(0.295)		$(0.362)		$(0.391)

Net asset value — End of period	$10.280		$10.090		$10.790		$9.960		$9.350		$11.030

Total Return(3)	4.25	%(4)	(2.25)%		12.21%		10.04%		(12.21)%		8.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$233,543		$255,800		$317,077		$341,902		$666,562		$1,135,342

Ratios (as a percentage of average daily net assets):

Expenses(6)	0.76	%(7)	0.71	%(5)	0.72	%(5)	0.72	%(5)	0.70	%(5)	0.69	%(5)

Net investment income	4.59	%(7)	4.13	%(5)	4.41	%(5)	5.11	%(5)	4.36	%(5)	3.22	%(5)

Portfolio Turnover of the Portfolio	—		33	%(8)	44	%(8)	74	%(8)	45	%(8)	46	%(8)

Portfolio Turnover of the Fund	13	%(4)	7	%(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2015(1)
			2018		2017		2016

Net asset value — Beginning of period	$10.080		$10.780		$9.950		$9.360		$11.000

Income (Loss) From Operations

Net investment income(2)	$0.207		$0.390		$0.416		$0.377		$0.466

Net realized and unrealized gain (loss)	0.192		(0.672)		0.733		0.470	(3)	(1.805)

Total income (loss) from operations	$0.399		$(0.282)		$1.149		$0.847		$(1.339)

Less Distributions

From net investment income	$(0.209)		$(0.367)		$(0.319)		$(0.136)		$(0.275)

From net realized gain	—		—		—		—		(0.022)

Tax return of capital	—		(0.051)		—		(0.121)		(0.004)

Total distributions	$(0.209)		$(0.418)		$(0.319)		$(0.257)		$(0.301)

Net asset value — End of period	$10.270		$10.080		$10.780		$9.950		$9.360

Total Return(4)	4.00	%(5)	(2.74)%		11.64%		9.35%		(12.40	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,688		$1,129		$978		$1,260		$26

Ratios (as a percentage of average daily net assets):

Expenses(7)	1.26	%(8)	1.21	%(6)	1.22	%(6)	1.21	%(6)	1.20	%(6)(8)

Net investment income	4.11	%(8)	3.67	%(6)	3.95	%(6)	3.99	%(6)	5.04	%(6)(8)

Portfolio Turnover of the Portfolio	—		33	%(9)	44	%(9)	74	%(9)	45	%(9)(10)

Portfolio Turnover of the Fund	13	%(5)	7	%(11)	—		—		—

(1)	For the period from the commencement of operations on November 12, 2014 to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended October 31, 2015.

(11)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

16	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2015(1)
			2018		2017		2016

Net asset value — Beginning of period	$10.100		$10.800		$9.970		$9.360		$11.000

Income (Loss) From Operations

Net investment income(2)	$0.235		$0.450		$0.461		$0.467		$0.490

Net realized and unrealized gain (loss)	0.192		(0.672)		0.750		0.444	(3)	(1.760)

Total income (loss) from operations	$0.427		$(0.222)		$1.211		$0.911		$(1.270)

Less Distributions

From net investment income	$(0.237)		$(0.419)		$(0.381)		$(0.153)		$(0.343)

From net realized gain	—		—		—		—		(0.022)

Tax return of capital	—		(0.059)		—		(0.148)		(0.005)

Total distributions	$(0.237)		$(0.478)		$(0.381)		$(0.301)		$(0.370)

Net asset value — End of period	$10.290		$10.100		$10.800		$9.970		$9.360

Total Return(4)	4.28	%(5)	(2.18)%		12.26%		10.10%		(11.82	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,315		$20,315		$8,874		$5,121		$5,858

Ratios (as a percentage of average daily net assets):

Expenses(7)	0.70	%(8)	0.65	%(6)	0.66	%(6)	0.65	%(6)	0.64	%(6)(8)

Net investment income	4.66	%(8)	4.23	%(6)	4.33	%(6)	5.13	%(6)	5.00	%(6)(8)

Portfolio Turnover of the Portfolio	—		33	%(9)	44	%(9)	74	%(9)	45	%(9)(10)

Portfolio Turnover of the Fund	13	%(5)	7	%(11)	—		—		—

(1)	For the period from the commencement of operations on November 12, 2014 to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended October 31, 2015.

(11)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

17	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multisector Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

18

Eaton Vance

Multisector Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

19

Eaton Vance

Multisector Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $184,459,020 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $184,459,020 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$387,864,359

Gross unrealized appreciation	$8,718,980

Gross unrealized depreciation	(34,124,987)

Net unrealized depreciation	$(25,406,007)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion, 0.53% from $1 billion but less than $2.5 billion, 0.51% from $2.5 billion but less than $5 billion and 0.50% of average daily net assets of $5 billion and over, and is payable monthly. For the six months ended April 30, 2019, the Fund’s investment adviser and administration fee amounted to $1,040,999 or 0.55% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $4,810 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,694 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $64,838 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and

20

Eaton Vance

Multisector Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $248,228 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $1,793 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $82,742 and $1,793 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $42,887,888 and $114,477,807, respectively, for the six months ended April 30, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	531,475	847,235

Issued to shareholders electing to receive payments of distributions in Fund shares	83,532	186,313

Redemptions	(828,048)	(2,333,648)

Converted from Class C shares	163,370	—

Net decrease	(49,671)	(1,300,100)

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	287,178	407,055

Issued to shareholders electing to receive payments of distributions in Fund shares	99,249	223,161

Redemptions	(961,270)	(2,256,061)

Converted to Class A shares	(163,858)	—

Net decrease	(738,701)	(1,625,845)

21

Eaton Vance

Multisector Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	2,547,148	7,097,633

Issued to shareholders electing to receive payments of distributions in Fund shares	467,640	1,068,353

Redemptions	(5,646,260)	(12,206,594)

Net decrease	(2,631,472)	(4,040,608)

Class R	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	71,838	46,152

Issued to shareholders electing to receive payments of distributions in Fund shares	3,017	3,867

Redemptions	(22,463)	(28,766)

Net increase	52,392	21,253

Class R6	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	314,382	1,365,686

Issued to shareholders electing to receive payments of distributions in Fund shares	48,808	74,678

Redemptions	(205,859)	(250,472)

Net increase	157,331	1,189,892

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

22

Eaton Vance

Multisector Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Corporate Bonds & Notes	$—	$85,228,739		$—	$85,228,739

Foreign Corporate Bonds	—	71,330,619		—	71,330,619

Foreign Government Bonds	—	97,999,370		—	97,999,370

Convertible Bonds	—	9,005,330		—	9,005,330

Commercial Mortgage-Backed Securities	—	19,428,643		—	19,428,643

Senior Floating-Rate Loans	—	—		66,999	66,999

Common Stocks	13,090,127	992,602	**	234,400	14,317,129

Convertible Preferred Stocks	—	2,869,359		—	2,869,359

Preferred Stocks	1,860,471	—		—	1,860,471

Warrants	—	—		0	0

Short-Term Investments	—	60,351,693		—	60,351,693

Total Investments	$14,950,598	$347,206,355		$301,399	$362,458,352

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

23

Eaton Vance

Multisector Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

24

Eaton Vance

Multisector Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Multisector Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering

25

Eaton Vance

Multisector Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five- year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Multisector Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Multisector Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Multisector Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

6844    4.30.19

Eaton Vance

Short Duration Inflation-Protected Income Fund

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2019

Eaton Vance

Short Duration Inflation-Protected Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Performance1,2

Portfolio Managers Thomas H. Luster, CFA and Stewart D. Taylor

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/01/2010	04/01/2010	1.89%	2.35%	1.30%	2.05%
Class A with 2.25% Maximum Sales Charge	—	—	–0.36	0.01	0.85	1.79
Class C at NAV	04/01/2010	04/01/2010	1.49	1.50	0.54	1.28
Class C with 1% Maximum Sales Charge	—	—	0.49	0.50	0.54	1.28
Class I at NAV	04/01/2010	04/01/2010	1.96	2.54	1.53	2.28
ICE BofAML 1–5 Year U.S. Inflation-Linked Treasury Index	—	—	2.48%	2.60%	0.91%	1.51%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.98%	1.73%	0.73%
Net				0.87	1.62	0.62

Fund Profile4

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Endnotes and Additional Disclosures

[1]

ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation- Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios) and also invests directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

[5]

Total investments includes the Fund’s investment in the Portfolio and the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation). Other, if any, represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/18)	Ending Account Value (4/30/19)	Expenses Paid During Period* (11/1/18 – 4/30/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.90	$4.76	**	0.95%
Class C	$1,000.00	$1,014.90	$8.49	**	1.70%
Class I	$1,000.00	$1,019.60	$3.51	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**	0.95%
Class C	$1,000.00	$1,016.40	$8.50	**	1.70%
Class I	$1,000.00	$1,021.30	$3.51	**	0.70%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Portfolio of Investments (Unaudited)

Investment in Affiliated Portfolio — 25.0%
Description		Value

Senior Debt Portfolio (identified cost, $70,759,038)		$70,192,375

Total Investment in Affiliated Portfolio (identified cost $70,759,038)		$70,192,375

U.S. Treasury Obligations — 50.6%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Inflation-Protected Notes:

0.125%, 4/15/20(1)	$4,317	$4,295,246

0.125%, 4/15/21(1)	20,261	20,104,757

0.125%, 1/15/22(1)	20,100	19,942,871

0.125%, 4/15/22(1)	19,746	19,558,690

0.125%, 7/15/22(1)	2,198	2,188,328

0.125%, 1/15/23(1)	21,899	21,684,122

0.625%, 7/15/21(1)	3,364	3,392,978

0.625%, 4/15/23(1)	16,280	16,412,820

0.625%, 1/15/24(1)	11,915	12,047,935

1.125%, 1/15/21(1)	16,175	16,370,002

2.375%, 1/15/25(1)	5,363	5,949,080

Total U.S. Treasury Obligations (identified cost $141,721,539)		$141,946,829

Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000’s omitted)	Value

Motel 6 Trust

Series 2017-MTL6, Class A, 3.393%, (1 mo. USD LIBOR + 0.92%), 8/15/34(2)(3)	$1,770	$1,768,156

Total Commercial Mortgage-Backed Securities (identified cost $1,770,171)		$1,768,156

Asset-Backed Securities — 24.1%
Security	Principal Amount (000’s omitted)	Value

American Credit Acceptance Receivables Trust

Series 2016-3, Class B, 2.87%, 8/12/22(2)	$593	$593,240

Series 2017-1, Class D, 3.54%, 3/13/23(2)	5,630	5,649,386

Avant Loans Funding Trust

Series 2018-A, Class A, 3.09%, 6/15/21(2)	472	471,645

Series 2018-B, Class A, 3.42%, 1/18/22(2)	1,718	1,721,572

Security	Principal Amount (000’s omitted)	Value

Avant Loans Funding Trust (continued)

Series 2019-A, Class A, 3.48%, 7/15/22(2)	$1,693	$1,696,521

Avis Budget Rental Car Funding, LLC

Series 2014-1A, Class A, 2.46%, 7/20/20(2)	2,500	2,499,092

CarMax Auto Owner Trust

Series 2017-2, Class A3, 1.93%, 3/15/22	1,236	1,229,967

Chesapeake Funding Il, LLC

Series 2017-3A, Class A1, 1.91%, 8/15/29(2)	869	862,149

Series 2017-4A, Class A1, 2.12%, 11/15/29(2)	3,484	3,453,823

CNH Equipment Trust

Series 2016-C, Class A3, 1.44%, 12/15/21	319	317,173

Series 2017-A, Class A3, 2.07%, 5/16/22	1,214	1,207,744

Consumer Loan Underlying Bond Credit Trust

Series 2017-P1, Class A, 2.42%, 9/15/23(2)	46	45,640

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/26(2)	5,602	5,589,934

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/22(2)	2,770	2,786,239

Enterprise Fleet Financing, LLC

Series 2017-1, Class A2, 2.13%, 7/20/22(2)	3,952	3,941,385

Exeter Automobile Receivables Trust

Series 2017-1A, Class B, 3.00%, 12/15/21(2)	824	825,524

Ford Credit Auto Owner Trust

Series 2014-1, Class B, 2.41%, 11/15/25(2)	400	399,912

Series 2017-A, Class A3, 1.67%, 6/15/21	669	665,720

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(2)	1,048	1,045,520

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(2)	3,854	3,842,115

Marlette Funding Trust

Series 2018-1A, Class A, 2.61%, 3/15/28(2)	1,815	1,812,500

NextGear Floorplan Master Owner Trust

Series 2016-2A, Class A2, 2.19%, 9/15/21(2)	3,725	3,715,836

OneMain Direct Auto Receivables Trust

Series 2017-2A, Class A, 2.31%, 12/14/21(2)	2,167	2,160,527

OneMain Financial Issuance Trust

Series 2015-1A, Class A, 3.19%, 3/18/26(2)	128	128,435

Series 2016-2A, Class A, 4.10%, 3/20/28(2)	195	195,576

Series 2017-1A, Class A1, 2.37%, 9/14/32(2)	1,470	1,460,461

OSCAR US Funding Trust VII, LLC

Series 2017-2A, Class A2B, 3.131%, (1 mo. USD LIBOR + 0.65%), 11/10/20(2)(3)	203	202,832

OSCAR US Funding X, LLC

Series 2019-1A, Class A2, 3.10%, 4/11/22(2)	1,750	1,762,562

Prosper Marketplace Issuance Trust

Series 2017-3A, Class A, 2.36%, 11/15/23(2)	81	81,467

Series 2018-2A, Class A, 3.35%, 10/15/24(2)	474	474,575

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Santander Drive Auto Receivables Trust

Series 2015-5, Class C, 2.74%, 12/15/21	$555	$555,054

SpringCastle America Funding LLC

Series 2016-AA, Class A, 3.05%, 4/25/29(2)	2,793	2,794,833

Springleaf Funding Trust

Series 2016-AA, Class A, 2.90%, 11/15/29(2)	4,088	4,085,189

TCF Auto Receivables Owner Trust

Series 2016-1A, Class A3, 1.71%, 4/15/21(2)	995	993,856

Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	1,039	1,031,845

Tesla Auto Lease Trust

Series 2018-A, Class A, 2.32%, 12/20/19(2)	772	771,072

Series 2018-B, Class A, 3.71%, 8/20/21(2)	1,677	1,695,294

Verizon Owner Trust

Series 2016-1A, Class A, 1.42%, 1/20/21(2)	213	212,791

Series 2016-1A, Class B, 1.46%, 1/20/21(2)	2,520	2,498,742

Volvo Financial Equipment, LLC

Series 2018-1A, Class A2, 2.26%, 9/15/20(2)	490	489,015

Westlake Automobile Receivables Trust

Series 2016-2A, Class C, 2.83%, 5/17/21(2)	137	136,690

World Omni Automobile Lease Securitization Trust

Series 2017-A, Class A3, 2.13%, 4/15/20	1,420	1,417,486

Total Asset-Backed Securities (identified cost $67,336,471)		$67,520,939

Short-Term Investments — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(4)	691,827	$691,827

Total Short-Term Investments (identified cost $691,765)		$691,827

Total Investments — 100.6% (identified cost $282,278,984)		$282,120,126

Other Assets, Less Liabilities — (0.6)%		$(1,756,918)

Net Assets — 100.0%		$280,363,208

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $63,895,951 or 22.8% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$ 7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.940% (pays upon termination)	8/1/21	$31,971

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.132% (pays upon termination)	4/7/22	(54,490)

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.965% (pays upon termination)	5/8/22	(4,172)

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	56,143

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	59,444

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.303% (pays upon termination)	6/7/23	$(179,602)

Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856% (pays upon termination)	1/9/24	26,349

Barclays Bank PLC	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.360% (pays upon termination)	8/26/20	91,229

Barclays Bank PLC	2,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.467% (pays upon termination)	9/14/20	34,416

Barclays Bank PLC	3,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.035% (pays upon termination)	11/21/20	495

Barclays Bank PLC	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.885% (pays upon termination)	11/28/20	(12,645)

Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.145% (pays upon termination)	2/2/21	(60,944)

Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.159% (pays upon termination)	2/20/21	(69,574)

Barclays Bank PLC	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.878% (pays upon termination)	7/3/21	28,633

Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	29,002

Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	(85,253)

Barclays Bank PLC	11,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.333% (pays upon termination)	7/3/23	(219,909)

Citibank, N.A.	3,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.880% (pays upon termination)	6/18/20	135

Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.528% (pays upon termination)	7/29/20	42,156

Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.471% (pays upon termination)	8/3/21	55,541

Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.075% (pays upon termination)	9/28/22	(4,767)

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank, N.A.	$5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	$(57,807)

Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763% (pays upon termination)	1/2/24	36,624

Goldman Sachs International	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890% (pays upon termination)	12/21/23	10,884

Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783% (pays upon termination)	12/28/23	38,670

							$(207,471)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Depreciation

$5,000	Pays	3-month USD-LIBOR (pays quarterly)	1.990% (pays semi-annually)	4/7/22	$(48,257)

7,000	Pays	3-month USD-LIBOR (pays quarterly)	2.081% (pays semi-annually)	11/6/22	(27,084)

5,000	Pays	3-month USD-LIBOR (pays quarterly)	2.089% (pays semi-annually)	11/17/22	(16,402)

					$(91,743)

Abbreviations:

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Investment in affiliated Portfolio, at value (identified cost, $70,759,038)	$70,192,375

Unaffiliated investments, at value (identified cost, $210,828,181)	211,235,924

Affiliated investment, at value (identified cost, $691,765)	691,827

Deposits for derivatives collateral —

Centrally cleared swap contracts	194,534

Swap contracts	440,000

Interest receivable	229,975

Dividends receivable from affiliated investment	3,331

Receivable for Fund shares sold	270,595

Receivable for variation margin on open centrally cleared swap contracts	16,022

Receivable for open swap contracts	541,692

Receivable from affiliate	39,859

Total assets	$283,856,134

Liabilities

Payable for Fund shares redeemed	$2,540,994

Payable for open swap contracts	749,163

Due to custodian	9,162

Payable to affiliates:

Investment adviser fee	79,918

Distribution and service fees	15,805

Trustees’ fees	42

Accrued expenses	97,842

Total liabilities	$3,492,926

Net Assets	$280,363,208

Sources of Net Assets

Paid-in capital	$288,327,759

Accumulated loss	(7,964,551)

Total	$280,363,208

Class A Shares

Net Assets	$33,542,303

Shares Outstanding	3,413,182

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.83

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.06

Class C Shares

Net Assets	$10,540,303

Shares Outstanding	1,081,131

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.75

Class I Shares

Net Assets	$236,280,602

Shares Outstanding	24,048,855

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.83

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest	$1,681,089

Interest and other income allocated from affiliated Portfolio	2,486,585

Dividends from affiliated investment	75,648

Dividends allocated from affiliated Portfolio	34,073

Expenses, excluding interest expense and fees allocated from affiliated Portfolio	(194,888)

Interest expense and fees allocated from affiliated Portfolio	(299,477)

Total investment income	$3,783,030

Expenses

Investment adviser fee	$508,377

Distribution and service fees

Class A	45,800

Class C	61,061

Trustees’ fees and expenses	250

Custodian fee	47,704

Transfer and dividend disbursing agent fees	107,275

Legal and accounting services	32,456

Printing and postage	31,950

Registration fees	49,624

Miscellaneous	11,060

Total expenses	$895,557

Deduct —

Reimbursement of expenses by affiliate	$219,329

Total expense reductions	$219,329

Net expenses	$676,228

Net investment income	$3,106,802

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(517,379)

Investment transactions — affiliated investment	(2,165)

Swap contracts	(206,800)

Net realized gain (loss) allocated from affiliated Portfolio —

Investment transactions	(464,200)

Foreign currency transactions	19,320

Forward foreign currency exchange contracts	241,023

Net realized loss	$(930,201)

Change in unrealized appreciation (depreciation) —

Investments	$4,037,243

Investments — affiliated investment	1,128

Swap contracts	(166,610)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolio —

Investments	(626,656)

Foreign currency	(9,794)

Forward foreign currency exchange contracts	(123,834)

Net change in unrealized appreciation (depreciation)	$3,111,477

Net realized and unrealized gain	$2,181,276

Net increase in net assets from operations	$5,288,078

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$3,106,802	$7,923,211

Net realized gain (loss)	(930,201)	67,770

Net change in unrealized appreciation (depreciation)	3,111,477	(4,266,665)

Net increase in net assets from operations	$5,288,078	$3,724,316

Distributions to shareholders —

Class A	$(281,308)	$(827,953)

Class C	(70,804)	(216,841)

Class I	(2,144,311)	(6,781,827)

Total distributions to shareholders	$(2,496,423)	$(7,826,621)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$9,099,123	$33,045,649

Class C	1,391,263	6,808,881

Class I	74,239,606	219,551,594

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	275,602	806,878

Class C	69,298	211,103

Class I	2,104,256	6,656,025

Cost of shares redeemed

Class A	(14,779,904)	(15,750,481)

Class C	(3,875,746)	(3,030,030)

Class I	(115,857,285)	(114,270,032)

Net asset value of shares converted

Class A	648,828	—

Class C	(648,828)	—

Net increase (decrease) in net assets from Fund share transactions	$(47,333,787)	$134,029,587

Net increase (decrease) in net assets	$(44,542,132)	$129,927,282

Net Assets

At beginning of period	$324,905,340	$194,978,058

At end of period	$280,363,208	$324,905,340

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Financial Highlights

	Class A

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$9.720		$9.860		$9.820		$9.670		$9.990	$10.180

Income (Loss) From Operations

Net investment income(1)	$0.086		$0.254		$0.176		$0.134		$0.089	$0.125

Net realized and unrealized gain (loss)	0.096		(0.142)		0.022		0.263		(0.294)	(0.124)

Total income (loss) from operations	$0.182		$0.112		$0.198		$0.397		$(0.205)	$0.001

Less Distributions

From net investment income	$(0.072)		$(0.252)		$(0.158)		$(0.247)		$(0.115)	$(0.191)

Total distributions	$(0.072)		$(0.252)		$(0.158)		$(0.247)		$(0.115)	$(0.191)

Net asset value — End of period	$9.830		$9.720		$9.860		$9.820		$9.670	$9.990

Total Return(2)(3)	1.89	%(4)	1.14%		2.03%		4.17%		(2.06)%	0.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,542		$37,919		$20,314		$18,207		$23,849	$28,337

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.95	%(7)(8)	0.87	%(8)	0.86	%(8)	1.02	%(8)	0.90%	0.90%

Net investment income	1.79	%(7)	2.59%		1.78%		1.39%		0.91%	1.23%

Portfolio Turnover of the Fund(9)	23	%(4)	51%		40%		83%		74%	124%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.14%, 0.11%, 0.13%, 0.23%, 0.34% and 0.26% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.20%, 0.12%, 0.09% and 0.12% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017 and 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$9.660		$9.810		$9.780		$9.630		$9.980	$10.160

Income (Loss) From Operations

Net investment income(1)	$0.051		$0.179		$0.103		$0.075		$0.009	$0.046

Net realized and unrealized gain (loss)	0.092		(0.148)		0.020		0.250		(0.292)	(0.111)

Total income (loss) from operations	$0.143		$0.031		$0.123		$0.325		$(0.283)	$(0.065)

Less Distributions

From net investment income	$(0.053)		$(0.181)		$(0.093)		$(0.175)		$(0.067)	$(0.115)

Total distributions	$(0.053)		$(0.181)		$(0.093)		$(0.175)		$(0.067)	$(0.115)

Net asset value — End of period	$9.750		$9.660		$9.810		$9.780		$9.630	$9.980

Total Return(2)(3)	1.49	%(4)	0.31%		1.26%		3.43%		(2.84)%	(0.65)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,540		$13,528		$9,723		$7,080		$7,704	$11,390

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.70	%(7)(8)	1.62	%(8)	1.61	%(8)	1.77	%(8)	1.65%	1.65%

Net investment income	1.08	%(7)	1.83%		1.05%		0.78%		0.09%	0.45%

Portfolio Turnover of the Fund(9)	23	%(4)	51%		40%		83%		74%	124%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.14%, 0.11%, 0.13%, 0.23%, 0.34% and 0.26% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.20%, 0.12%, 0.09% and 0.12% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017 and 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017		2016		2015	2014

Net asset value — Beginning of period	$9.710		$9.850		$9.810		$9.670		$9.990	$10.170

Income (Loss) From Operations

Net investment income(1)	$0.102		$0.282		$0.205		$0.178		$0.133	$0.154

Net realized and unrealized gain (loss)	0.096		(0.147)		0.014		0.248		(0.322)	(0.119)

Total income (loss) from operations	$0.198		$0.135		$0.219		$0.426		$(0.189)	$0.035

Less Distributions

From net investment income	$(0.078)		$(0.275)		$(0.179)		$(0.286)		$(0.131)	$(0.215)

Total distributions	$(0.078)		$(0.275)		$(0.179)		$(0.286)		$(0.131)	$(0.215)

Net asset value — End of period	$9.830		$9.710		$9.850		$9.810		$9.670	$9.990

Total Return(2)(3)	1.96	%(4)	1.37%		2.25%		4.50%		(1.90)%	0.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$236,281		$273,458		$164,940		$42,154		$20,697	$17,488

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.70	%(7)(8)	0.62	%(8)	0.60	%(8)	0.77	%(8)	0.65%	0.65%

Net investment income	2.12	%(7)	2.87%		2.08%		1.84%		1.35%	1.52%

Portfolio Turnover of the Fund(9)	23	%(4)	51%		40%		83%		74%	124%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.14%, 0.11%, 0.13%, 0.23%, 0.34% and 0.26% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Includes interest expense, including allocated from the Portfolio, of 0.20%, 0.12%, 0.09% and 0.12% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017 and 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation. The Fund may also invest in certain registered investment companies sponsored by the Eaton Vance organization (the Portfolios). During the six months ended April 30, 2019, the Fund held interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Boston Management and Research (BMR). The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.8% at April 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. A copy of the Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments. The valuation policy of the Fund and of the Portfolio is as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund and Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund or Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund or Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies of the Fund are as follows:

Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Additional valuation policies of the Portfolio are as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable

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likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared

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swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

H  Inflation Swaps — Pursuant to inflation swap agreements, the Fund either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

I  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to declare and pay distributions quarterly of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $6,363,792 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2018, $1,392,452 are short-term and $4,971,340 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$283,554,464

Gross unrealized appreciation	$659,652

Gross unrealized depreciation	(2,393,204)

Net unrealized depreciation	$(1,733,552)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is

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Notes to Financial Statements (Unaudited) — continued

reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR, a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2019, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio totaled $179,989 and the investment adviser fee paid by the Fund on Investable Assets amounted to $508,377. For the six months ended April 30, 2019, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.45% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but currently receives no compensation. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM reimbursed expenses of $219,329 for the six months ended April 30, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2019, EVM earned $3,332 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter received $363 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2019 amounted to $45,800 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2019, the Fund paid or accrued to EVD $45,796 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2019 amounted to $15,265 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2019, the Fund was informed that EVD received approximately $4,000 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $12,785,372 and $24,897,073, respectively.

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Notes to Financial Statements (Unaudited) — continued

7  Purchases and Sales of Investments

Purchases and sales of investments by the Fund, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$39,379,954	$36,097,951

U.S. Government and Agency Securities	16,037,632	41,614,204

	$55,417,586	$77,712,155

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	940,332	3,361,926

Issued to shareholders electing to receive payments of distributions in Fund shares	28,855	82,413

Redemptions	(1,523,512)	(1,603,701)

Converted from Class C shares	67,373	—

Net increase (decrease)	(486,952)	1,840,638

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	144,889	696,959

Issued to shareholders electing to receive payments of distributions in Fund shares	7,290	21,672

Redemptions	(403,302)	(310,163)

Converted to Class A shares	(67,788)	—

Net increase (decrease)	(318,911)	408,468

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Sales	7,673,970	22,371,456

Issued to shareholders electing to receive payments of distributions in Fund shares	220,524	680,502

Redemptions	(11,997,543)	(11,640,441)

Net increase (decrease)	(4,103,049)	11,411,517

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The

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notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $749,163. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $440,000 at April 30, 2019.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$541,692	(1)	$(749,163	)(2)

Swap contracts (centrally cleared)	—		(91,743	)(3)

Total	$541,692		$(840,906)

Derivatives not subject to master netting or similar agreements	$—		$(91,743)

Total Derivatives subject to master netting or similar agreements	$541,692		$(749,163)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Accumulated loss.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Accumulated loss.

(3)

Amount represents cumulative unrealized depreciation on centrally cleared swap contracts. Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open centrally cleared swap contracts.

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Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$173,907	$(173,907)	$—	$—	$—

Barclays Bank PLC	183,775	(183,775)	—	—	—

Citibank, N.A.	134,456	(62,574)	—	—	71,882

Goldman Sachs International	49,554	—	—	—	49,554

	$541,692	$(420,256)	$—	$—	$121,436

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(238,264)	$173,907	$—	$64,357	$—

Barclays Bank PLC	(448,325)	183,775	—	264,550	—

Citibank, N.A.	(62,574)	62,574	—	—	—

	$(749,163)	$420,256	$—	$328,907	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$(206,800	)(1)	$(166,610	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately $174,429,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

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Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investment in Affiliated Portfolio	$70,192,375	$—	$—	$70,192,375

U.S. Treasury Obligations	—	141,946,829	—	141,946,829

Commercial Mortgage-Backed Securities	—	1,768,156	—	1,768,156

Asset-Backed Securities	—	67,520,939	—	67,520,939

Short-Term Investments	—	691,827	—	691,827

Total Investments	$70,192,375	$211,927,751	$—	$282,120,126

Swap Contracts	$—	$541,692	$—	$541,692

Total	$70,192,375	$212,469,443	$—	$282,661,818

Liability Description

Swap Contracts	$—	$(840,906)	$—	$(840,906)

Total	$—	$(840,906)	$—	$(840,906)

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April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

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Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Short Duration Inflation-Protected Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as an investment advisory agreement between each of Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments consistent with its investment strategies.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in income instruments, including, in the case of the Fund, inflation protected instruments such as inflation-indexed securities. With respect to the Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio, the Board considered the experience of BMR’s investment professionals in investing in senior floating rate loans. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities and other instruments, for which it would receive a fee, or in a Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from

24

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolios; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolios. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that each Portfolio had achieved its performance objective. The Board also concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Short Duration Inflation-Protected Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Short Duration Inflation-Protected Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Inflation-Protected Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

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Investment Adviser and Administrator of Eaton Vance Short Duration Inflation-Protected Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7769    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019